Fair Value - Fair Value By Level (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
Available for sale debt securities	$ 4,966,268	$ 4,987,916
Equity Securities	5,573	5,394
Estimate of Fair Value Measurement
Assets:
Available for sale debt securities	4,966,268	4,987,916
Estimate of Fair Value Measurement | Residential mortgage-backed securities
Assets:
Available for sale debt securities	4,830,588	4,835,176
Estimate of Fair Value Measurement | States and political subdivisions
Assets:
Available for sale debt securities	135,680	152,740
Recurring | Estimate of Fair Value Measurement
Assets:
Equity Securities	5,573	5,394
Marketable Securities	4,971,841	4,993,311
Recurring | Estimate of Fair Value Measurement | Residential mortgage-backed securities
Assets:
Available for sale debt securities	4,830,588	4,835,176
Recurring | Estimate of Fair Value Measurement | States and political subdivisions
Assets:
Available for sale debt securities	135,680	152,741
Recurring | Estimate of Fair Value Measurement | Fair Value, Inputs, Level 1
Assets:
Equity Securities	5,573	5,394
Marketable Securities	5,573	5,394
Recurring | Estimate of Fair Value Measurement | Fair Value, Inputs, Level 2
Assets:
Marketable Securities	4,966,268	4,987,917
Recurring | Estimate of Fair Value Measurement | Fair Value, Inputs, Level 2 | Residential mortgage-backed securities
Assets:
Available for sale debt securities	4,830,588	4,835,176
Recurring | Estimate of Fair Value Measurement | Fair Value, Inputs, Level 2 | States and political subdivisions
Assets:
Available for sale debt securities	$ 135,680	$ 152,741